Capital commitments (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Capital Commitment [Line Items]
Total capital commitments	€ 9.6	€ 5.6
Property, plant and equipment
Capital Commitment [Line Items]
Total capital commitments	6.8	3.0
Intangible assets
Capital Commitment [Line Items]
Total capital commitments	€ 2.8	€ 2.6